Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 23,272	$ 3,253	$ 5,234	$ 118,105
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	253	122	188	83
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	7,277	825	1,579	5,750
Technology and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	530	323	896	162
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 15,212	$ 1,983	$ 2,571	$ 112,110